LEASES - Schedule of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Leases [Abstract]
Operating lease cost	$ 1,784	$ 2,025	$ 1,881
Variable lease cost	633	319	385
Total lease cost	$ 2,417	$ 2,344	$ 2,266